COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2015 USD ($) Vessel Claim	Dec. 31, 2014 Claim
COMMITMENTS AND CONTINGENCIES [Abstract]
Number of claims filed | Claim	0	0
Number of vessels to be delivered | Vessel	2
Commitment for vessels | $	$ 59.1